GEOGRAPHIC INFORMATION (Tables)	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Revenue from External Customers by Geographic Areas [Table Text Block]
The following presents total revenues for the nine months ended September 30, 2013 and 2012.

	Nine months ended September 30,
	2013	2012

Israel Israel	$6,410	$3,954
Americas	51,779	49,427
Europe	26,785	26,458
Far East	16,006	14,845

	$100,980	$94,684

Long-lived Assets by Geographic Areas [Table Text Block]
The following presents long-lived assets as of September 30, 2013 and December 31, 2012.

	September 30, 2013	December 31, 2012
	Unaudited	Audited

Israel	$23,301	$19,450
Americas	18,244	18,959
Europe	64	119
Far East	34	43

	$41,643	$38,571

Revenue from External Customers by Products and Services [Table Text Block]
b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Nine months ended September 30,
	2013	2012

Technology	$16,662	$18,317
Networking	84,318	76,367

	$100,980	$94,684